FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Balance, December 31, 2018 and 2017	$ 3,961,000,000
Balance, December 31, 2019	3,862,100,000
Assets	3,862,100,000	$ 3,862,100,000	$ 3,961,000,000
Liabilities		1,443,300,000	1,168,400,000
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Balance, December 31, 2018 and 2017	775,100,000
Balance, December 31, 2019	899,800,000
Assets	899,800,000	899,800,000	775,100,000
Liabilities		439,900,000	391,800,000
Recurring fair value measurement | Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			381,200,000
Marketable securities and warrants | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Balance, December 31, 2018 and 2017	15,300,000
Balance, December 31, 2019	17,900,000
Assets	17,900,000	17,900,000	15,300,000
Embedded derivative | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Balance, December 31, 2018 and 2017	700,000
Balance, December 31, 2019	12,000,000
Assets	12,000,000	12,000,000	700,000
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Balance, December 31, 2018 and 2017	6,000,000
Balance, December 31, 2019	6,000,000
Assets	6,000,000	6,000,000	6,000,000
Liabilities		0	0
Level 3 | Recurring fair value measurement | Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities			0
Level 3 | Marketable securities and warrants | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Balance, December 31, 2018 and 2017	6,000,000
Change in fair value reported in Other comprehensive income, net of income taxes	0
Balance, December 31, 2019	6,000,000
Assets	6,000,000	6,000,000	6,000,000	$ 6,000,000
Level 3 | Embedded derivative | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Balance, December 31, 2018 and 2017	0
Balance, December 31, 2019	0
Assets	$ 0	0	0
7.0% Senior Notes | Recurring fair value measurement | Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		416,800,000	381,200,000
7.0% Senior Notes | Level 3 | Recurring fair value measurement | Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		0
Caterpillar Finance Corporation Equipment Loan | Recurring fair value measurement | Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		20,800,000	$ 0
Caterpillar Finance Corporation Equipment Loan | Level 3 | Recurring fair value measurement | Long-term debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities		$ 0